FUNDAMENTAL INVESTORS, INC.
ONE MARKET, STEUART TOWER, SUITE 1800, SAN FRANCISCO, CA  94105
                    TELEPHONE  (415)421-9360

                                              March 4, 1998

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 RE: FUNDAMENTAL INVESTORS, INC.
     FILE NOS.  2-10760 AND 811-32

Gentlemen:

 Enclosed for filing is the above-referenced Registrant's current definitive Prospectus and Statement of Additional Information. There have been no changes from Registrant's Post-Effective Amendment No. 82 under the Securities Act of 1933 and Amendment No. 25 under the Investment Company Act of 1940 filed electronically on February 27, 1998. This material is filed pursuant to the requirements of Reg.230.497 under the Securities Act of 1933.

                                              Sincerely,
                                              Julie F. Williams

Enclosures

cc: Mr. Frank Dalton
 Mr. Bric Barrientos
 (Division of Investment Management)